Jul. 01, 2015

SUPPLEMENT TO THE
ADMINISTRATOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
Wells Fargo Advantage Diversified Capital Builder Fund
Wells Fargo Advantage Diversified Income Builder Fund
Wells Fargo Advantage Index Asset Allocation Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Diversified Capital Builder Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.08%
Fee Waivers	0.13%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.95%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Diversified Income Builder Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.90%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.50%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Index Asset Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.63%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.07%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.90%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.58%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Diversified Capital Builder Fund

After:
1 Year	$ 97
3 Years	$ 331
5 Years	$ 583
10 Years	$1,306
Diversified Income Builder Fund

After:
1 Year	$ 92
3 Years	$ 308
5 Years	$ 543
10 Years	$1,216
Index Asset Allocation Fund

After:
1 Year	$ 92
3 Years	$ 323
5 Years	$ 574
10 Years	$1,290

SUPPLEMENT TO THE
INSTITUTIONAL CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
Wells Fargo Advantage Diversified Capital Builder Fund
Wells Fargo Advantage Diversified Income Builder Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Diversified Capital Builder Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.78%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Diversified Income Builder Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.71%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.50%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Diversified Capital Builder Fund

After:
1 Year	$ 80
3 Years	$ 260
5 Years	$ 456
10 Years	$1,021
Diversified Income Builder Fund

After:
1 Year	$ 73
3 Years	$ 236
5 Years	$ 413
10 Years	$ 927

SUPPLEMENT TO THE
CLASS A, CLASS B AND CLASS C PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
Wells Fargo Advantage Diversified Capital Builder Fund
Wells Fargo Advantage Diversified Income Builder Fund
Wells Fargo Advantage Index Asset Allocation Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Diversified Capital Builder Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.64%	0.64%	0.64%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.16%	1.91%	1.91%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.16%	1.91%	1.91%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Class A, 1.95% for Class B and 1.95% Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Diversified Income Builder Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	1.08%	1.83%	1.83%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.08%	1.83%	1.83%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.50%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Index Asset Allocation Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.63%	0.63%	0.63%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.15%	1.90%	1.90%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.15%	1.90%	1.90%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.58%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Diversified Capital Builder Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$690	$698	$298	$198	$198
3 Years	$926	$904	$604	$604	$604
5 Years	$1,180	$1,235	$1,035	$1,035	$1,035
10 Years	$1,906	$1,950	$2,236	$1,950	$2,236
Diversified Income Builder Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$679	$686	$286	$186	$186
3 Years	$899	$876	$576	$576	$576
5 Years	$1,136	$1,190	$990	$990	$990
10 Years	$1,816	$1,859	$2,148	$1,859	$2,148
Index Asset Allocation Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$685	$693	$293	$193	$193
3 Years	$919	$897	$597	$597	$597
5 Years	$1,172	$1,226	$1,026	$1,026	$1,026
10 Years	$1,892	$1,935	$2,222	$1,935	$2,222